Document and Entity Information	12 Months Ended
Dec. 29, 2012
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 29, 2012
Entity Registrant Name	VISANT CORP
Entity Central Index Key	0001308085
Entity Filer Category	Non-accelerated Filer